FlexShares Trust

50 South LaSalle Street

Chicago, Illinois 60603

Phone: 800-595-9111

September 14, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust

(File Nos. 811-22555; 333-173967) (the “Registrant”)

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.	The form of Prospectuses and Statements of Additional Information dated September 8, 2015 for the Registrant’s FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® US Quality Large Cap Index Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A as filed with the Securities and Exchange Commission on September 4, 2015 (the “Amendment”); and

2.	The text of the Amendment has been filed electronically.

Sincerely yours,

/s/ Craig R. Carberry
Craig R. Carberry
Secretary